DEFERRED REVENUE (Details 1)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
DEFERRED REVENUE (Details)
Balance-January 1	$ 36,617		$ 36,321
Revenue earned during the period (note 22)		$ (3,207,000)	(2,762,000)
Accretion (note 21)		3,098		$ 3,058
Balance-December 31	$ 36,508	$ 36,508	$ 36,617